INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Less: accumulated amortization	$ (176,965)	$ (156,960)
Intangible assets, net	929,021	918,717
Land use rights, cost
Intangible assets, gross	586,389	557,011
Software, cost
Intangible assets, gross	517,954	517,105
Other intangible assets, cost
Intangible assets, gross	$ 1,643	$ 1,561